Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - BFLY Operations Inc $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts as of begining balance	$ 0
Additions	576
Deductions - write offs	0
Allowance for doubtful accounts as of ending balance	$ 576